N-CEN Certification

The undersigned, as Chief Compliance Officer of the Vanguard Funds, hereby certifies that pursuant to Item G.1.a.v. of Form N-CEN as such Form may be revised, amended or superseded from time to time, that each registered open-end investment company (each, a "Registrant"), on behalf of each portfolio series of each such Registrant listed on Schedule A hereto ( each, a "Fund", and collectively, the "Funds"); and The Vanguard Group, Inc. have (i) implemented procedures reasonably designed to achieve compliance with the terms and conditions of the exemptive order granted by the U.S. Securities Exchange Commission ("SEC") on May 13, 2014 (the "Order"), and (ii) such procedures are reasonably designed to achieve the following objectives:

(a)	that the Interfund Loan Rate will be higher than the Repo Rate, and, if applicable, the yield of the money market funds, but lower than the Bank
Loan Rate;

(b)	compliance with the collateral requirements as set forth in the application for the Order as filed with the SEC on January 28, 2014 (the "Application");

(c)	compliance with the percentage limitations on interfund borrowing and lending;

(d)	allocation of interfund borrowing and lending demand in an equitable`
manner and in accordance with procedures established by the Trustees;
and

(e)	that the Interfund Loan Rate does not exceed the interest rate on any third-
party borrowings of a borrowing Fund at the time of the Interfund
Loan.


By: /s/ Jacqueline Angell

Name: Jacqueline Angell

Title: Chief Compliance Officer

Date: 3/15/2023

Schedule A

Lender/Borrower
Fund Name
Registrant
Borrower
Vanguard 500 Index Fund
Vanguard Index
Funds
Lender
Vanguard Total Stock Market Index Fund
Vanguard Index
Funds